OTHER INFORMATION (Details Narrative)	12 Months Ended
Dec. 31, 2021
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Growth rate	4.24%
Iinflation rate	2.20%
Real growth rate	2.00%
Discount rate applied to cash flow projections	8.93%
Other Currency U S D [Member]
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[custom:DescriptionSeniorNotesInTheInternationalMarket]	On January 18, 2022, Bradesco announced to the market, the issuance of its first Sustainable Bond linked to socio-environmental criteria, worth US$500 million, as a sustainable international funding of senior debt, with a 60-month term and a coupon of 4.375% per annum.